REVENUES	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
REVENUES

NOTE 6 - REVENUES:

Revenue streams:

	Three months ended
	March 31,
	2025	2024

Revenues from services
Revenues from services	$426	$458
Precision metal parts
Revenues from sales of precision metal parts	1,354	1,183
Smart Carts
Revenues from smart carts project	194	56
	$1,974	$1,697